Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Subsequent Event [Line Items]
Subsequent Events	SUBSEQUENT EVENTS
The Plan Administrator has evaluated events occurring subsequent to December 31, 2025, through June 26, 2026, the date these financial statements were available to be issued.

On February 5, 2026, the Company adopted an amendment to the Plan, effective January 1, 2026, modifying the vesting provisions for employer matching and non-elective contributions so that participants are fully vested in such contributions attributable to periods on and after January 1, 2026, subject to certain grandfathered provisions.

On December 10, 2025, the Compensation Committee of the Company's Board of Directors approved, effective January 1, 2026, a change from an annual to a quarterly matching contribution, with approval authority delegated to the Company's Chief Executive Officer and Chief Operating Officer.

In connection with the Company's acquisition of Star Operating Companies, Inc. (formerly known as Star Equity Holdings, Inc.), the 401(k) plan covering employees of Star Operating Companies, Inc., EdgeBuilder, Inc., KBS Builders, Inc., and Timber Technologies Solutions Inc. will be merged into the Plan in accordance with the applicable provisions of the Internal Revenue Code and ERISA.

Other than the matters described above, there were no additional material subsequent events requiring disclosure in the accompanying financial statements.